Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN ALTERNATIVE FUNDS
Entity Central Index Key	0001317474
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000108850
Shareholder Report [Line Items]
Fund Name	Long Short Fund
Class Name	Class A
Trading Symbol	NLSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/long-short-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/en/us/products/mutual-funds/long-short-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$175	1.67%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund underperformed the HFRX Equity Hedge Index. In absolute terms, the Fund’s equity long positions positively impacted performance, but this was partly offset by negative impact from its total short positions. Long positions in the Information Technology (IT) and Financials sectors were the largest absolute contributors, whereas short positions in the IT and Consumer Discretionary sectors were the largest absolute detractors. Meanwhile, market hedges detracted on an absolute basis given the up move in the U.S. equity market.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Equity Longs – IT, Financials and Communication Services sectors

  Shorts – Market Hedges

  Equity Shorts – IT and Consumer Discretionary sectors

  Index futures, options and swaps related to hedging activities

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class A (including sales charge) $15,619	S&P 500® Index $33,950	HFRX® Equity Hedge Index $14,025
10/31/14	$9,425	$10,000	$10,000
10/31/15	$9,245	$10,520	$9,904
10/31/16	$9,201	$10,994	$9,649
10/31/17	$10,227	$13,593	$10,584
10/31/18	$10,432	$14,591	$10,268
10/31/19	$11,114	$16,681	$10,595
10/31/20	$12,370	$18,301	$10,442
10/31/21	$14,327	$26,155	$12,629
10/31/22	$13,043	$22,334	$12,205
10/31/23	$14,237	$24,599	$12,559
10/31/24	$15,619	$33,950	$14,025

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A (at NAV)	9.71%	7.04%	5.18%
Class A (including sales charge)	3.42%	5.79%	4.56%
S&P 500® Index	38.02%	15.27%	13.00%
HFRX® Equity Hedge Index	11.67%	5.77%	3.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The HRFX Equity Hedge Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the S&P 500 Index.

AssetsNet	$ 6,916,201,295
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 73,174,571
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,916,201,295
Number of Portfolio Holdings	167
Portfolio Turnover Rate	48%
Total Investment Advisory Fees Paid	$73,174,571

Holdings [Text Block]

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Moelis & Co.	(0.6%)
Interpublic Group of Cos., Inc.	(0.6%)
CarMax, Inc.	(0.6%)
Lamar Advertising Co.	(0.5%)
T. Rowe Price Group, Inc.	(0.5%)
Dollar General Corp.	(0.5%)
WW Grainger, Inc.	(0.4%)
Samsara, Inc.	(0.4%)
J.M. Smucker Co.	(0.4%)
FactSet Research Systems, Inc.	(0.4%)
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Name	Long	Short
Common Stocks	88.3%	(11.5%)
Short-Term Investments	5.2%	-%
Master Limited Partnerships and Limited Partnerships	2.8%	-%
Preferred Stocks	0.8%	-%
Convertible Bonds	0.3%	-%
Loan Assignments	0.2%	-%
Corporate Bonds	0.1%	-%
Other Assets Less Liabilities	13.8%*	-%Footnote Reference*
Total	111.5%	(11.5%)
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund	6.0%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.5%
Apple, Inc.	4.0%
Meta Platforms, Inc.	3.7%
NVIDIA Corp.	3.6%
Alphabet, Inc.	3.2%
Salesforce, Inc.	2.7%
Fanatics Holdings, Inc.	2.6%
McDonald's Corp.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000108851
Shareholder Report [Line Items]
Fund Name	Long Short Fund
Class Name	Class C
Trading Symbol	NLSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/long-short-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/en/us/products/mutual-funds/long-short-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$253	2.42%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund underperformed the HFRX Equity Hedge Index. In absolute terms, the Fund’s equity long positions positively impacted performance, but this was partly offset by negative impact from its total short positions. Long positions in the Information Technology (IT) and Financials sectors were the largest absolute contributors, whereas short positions in the IT and Consumer Discretionary sectors were the largest absolute detractors. Meanwhile, market hedges detracted on an absolute basis given the up move in the U.S. equity market.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Equity Longs – IT, Financials and Communication Services sectors

  Shorts – Market Hedges

  Equity Shorts – IT and Consumer Discretionary sectors

  Index futures, options and swaps related to hedging activities

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class C (including sales charge) $15,379	S&P 500® Index $33,950	HFRX® Equity Hedge Index $14,025
10/31/14	$10,000	$10,000	$10,000
10/31/15	$9,744	$10,520	$9,904
10/31/16	$9,617	$10,994	$9,649
10/31/17	$10,608	$13,593	$10,584
10/31/18	$10,743	$14,591	$10,268
10/31/19	$11,364	$16,681	$10,595
10/31/20	$12,548	$18,301	$10,442
10/31/21	$14,428	$26,155	$12,629
10/31/22	$13,037	$22,334	$12,205
10/31/23	$14,124	$24,599	$12,559
10/31/24	$15,379	$33,950	$14,025

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C (at NAV)	8.89%	6.24%	4.40%
Class C (including sales charge)	7.89%	6.24%	4.40%
S&P 500® Index	38.02%	15.27%	13.00%
HFRX® Equity Hedge Index	11.67%	5.77%	3.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The HRFX Equity Hedge Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the S&P 500 Index.

AssetsNet	$ 6,916,201,295
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 73,174,571
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,916,201,295
Number of Portfolio Holdings	167
Portfolio Turnover Rate	48%
Total Investment Advisory Fees Paid	$73,174,571

Holdings [Text Block]

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Moelis & Co.	(0.6%)
Interpublic Group of Cos., Inc.	(0.6%)
CarMax, Inc.	(0.6%)
Lamar Advertising Co.	(0.5%)
T. Rowe Price Group, Inc.	(0.5%)
Dollar General Corp.	(0.5%)
WW Grainger, Inc.	(0.4%)
Samsara, Inc.	(0.4%)
J.M. Smucker Co.	(0.4%)
FactSet Research Systems, Inc.	(0.4%)
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Name	Long	Short
Common Stocks	88.3%	(11.5%)
Short-Term Investments	5.2%	-%
Master Limited Partnerships and Limited Partnerships	2.8%	-%
Preferred Stocks	0.8%	-%
Convertible Bonds	0.3%	-%
Loan Assignments	0.2%	-%
Corporate Bonds	0.1%	-%
Other Assets Less Liabilities	13.8%*	-%Footnote Reference*
Total	111.5%	(11.5%)
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund	6.0%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.5%
Apple, Inc.	4.0%
Meta Platforms, Inc.	3.7%
NVIDIA Corp.	3.6%
Alphabet, Inc.	3.2%
Salesforce, Inc.	2.7%
Fanatics Holdings, Inc.	2.6%
McDonald's Corp.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000108852
Shareholder Report [Line Items]
Fund Name	Long Short Fund
Class Name	Institutional Class
Trading Symbol	NLSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/long-short-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/en/us/products/mutual-funds/long-short-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$138	1.31%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund underperformed the HFRX Equity Hedge Index. In absolute terms, the Fund’s equity long positions positively impacted performance, but this was partly offset by negative impact from its total short positions. Long positions in the Information Technology (IT) and Financials sectors were the largest absolute contributors, whereas short positions in the IT and Consumer Discretionary sectors were the largest absolute detractors. Meanwhile, market hedges detracted on an absolute basis given the up move in the U.S. equity market.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Equity Longs – IT, Financials and Communication Services sectors

  Shorts – Market Hedges

  Equity Shorts – IT and Consumer Discretionary sectors

  Index futures, options and swaps related to hedging activities

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Institutional Class $1,719,600	S&P 500® Index $3,395,000	HFRX® Equity Hedge Index $1,402,500
10/31/14	$1,000,000	$1,000,000	$1,000,000
10/31/15	$985,500	$1,052,000	$990,400
10/31/16	$984,100	$1,099,400	$964,900
10/31/17	$1,097,700	$1,359,300	$1,058,400
10/31/18	$1,123,200	$1,459,100	$1,026,800
10/31/19	$1,201,600	$1,668,100	$1,059,500
10/31/20	$1,341,900	$1,830,100	$1,044,200
10/31/21	$1,560,300	$2,615,500	$1,262,900
10/31/22	$1,425,600	$2,233,400	$1,220,500
10/31/23	$1,561,400	$2,459,900	$1,255,900
10/31/24	$1,719,600	$3,395,000	$1,402,500

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional Class	10.13%	7.43%	5.57%
S&P 500® Index	38.02%	15.27%	13.00%
HFRX® Equity Hedge Index	11.67%	5.77%	3.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The HRFX Equity Hedge Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the S&P 500 Index.

AssetsNet	$ 6,916,201,295
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 73,174,571
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,916,201,295
Number of Portfolio Holdings	167
Portfolio Turnover Rate	48%
Total Investment Advisory Fees Paid	$73,174,571

Holdings [Text Block]

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Moelis & Co.	(0.6%)
Interpublic Group of Cos., Inc.	(0.6%)
CarMax, Inc.	(0.6%)
Lamar Advertising Co.	(0.5%)
T. Rowe Price Group, Inc.	(0.5%)
Dollar General Corp.	(0.5%)
WW Grainger, Inc.	(0.4%)
Samsara, Inc.	(0.4%)
J.M. Smucker Co.	(0.4%)
FactSet Research Systems, Inc.	(0.4%)
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Name	Long	Short
Common Stocks	88.3%	(11.5%)
Short-Term Investments	5.2%	-%
Master Limited Partnerships and Limited Partnerships	2.8%	-%
Preferred Stocks	0.8%	-%
Convertible Bonds	0.3%	-%
Loan Assignments	0.2%	-%
Corporate Bonds	0.1%	-%
Other Assets Less Liabilities	13.8%*	-%Footnote Reference*
Total	111.5%	(11.5%)
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund	6.0%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.5%
Apple, Inc.	4.0%
Meta Platforms, Inc.	3.7%
NVIDIA Corp.	3.6%
Alphabet, Inc.	3.2%
Salesforce, Inc.	2.7%
Fanatics Holdings, Inc.	2.6%
McDonald's Corp.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]